CURRENT AND DEFERRED TAXES (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Interests and adjustments	$ 8,645	$ 9,473
Non-recurring charge-offs	11,651	9,891
Assets received in lieu of payment	1,582	2,999
Exchange rate adjustments	882
Property, plant and equipment valuation	4,410	4,570
Allowance for loan losses	160,359	163,456
Provision for expenses	73,518	67,073
Leased assets	98,090	71,834
Subsidiaries tax losses	5,277	9,467
Prepaid expenses	151
Other	5,249	17,571
Total deferred tax assets	369,814	356,334
Deferred tax liabilities
Valuation of investments	(1,911)	(1,802)
Depreciation	(532)
Valuation provision	(5,955)
Other	(432)	(299)
Total deferred tax liabilities	$ (8,830)	$ (2,101)